Note 18 - Tax assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Tax Assets And Liabilties Abstract
Table Of Tax Assets And Liabiltiies Explanatory
Tax assets and liabilities (Millions of euros)
	June 2018	December 2017
Tax assets
Current tax assets	2,195	2,163
Deferred tax assets	15,221	14,725
Total	17,416	16,888
Tax Liabilities
Current tax liabilities	1,428	1,114
Deferred tax liabilities	2,186	2,184
Total	3,614	3,298